Note 9 - Share Capital - Warrant Exercises (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares
Statement Line Items [Line Items]
Number of warrants exercised (in shares) | shares	81
Exercise of warrants (note 9(c)) | $	$ 279
August 2011 Warrants [Member]
Statement Line Items [Line Items]
Number of warrants exercised (in shares) | shares	16	[1]
Exercise of warrants (note 9(c)) | $	$ 68	[1]
June 2013 Private Placement Warrants [Member]
Statement Line Items [Line Items]
Number of warrants exercised (in shares) | shares	47	[2]
Exercise of warrants (note 9(c)) | $	$ 115	[2]
December 2013 Broker Warrants [Member]
Statement Line Items [Line Items]
Number of warrants exercised (in shares) | shares	18	[3]
Exercise of warrants (note 9(c)) | $	$ 96	[3]

[1]	August 2011 warrants were exercisable into common shares of Aptose at a price per share of $5.40 and expired in August 2016.
[2]	June 2013 private placement warrants were exercisable into common shares of Aptose at a price per share of $3.00 and expired in June 2015.
[3]	December 2013 broker warrants were exercisable into common shares of Aptose at a price per share of $6.60 and expired in December 2015.